EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about changes in present value of defined benefit liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Assets And Liabilities [Abstract]
Balance at January 1,	$ 668	$ 588
Current service cost	75	146
Interest expenses	18	14
Benefits paid	(268)	(50)
Re-measurement loss on defined benefit plans	(27)	(33)
Foreign currency translation effect	(48)	3
Balance at December 31,	$ 418	$ 668